CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 10, 2021
Notes payable - Sponsor - Cost (in Dollars)	$ 3,461,944	$ 3,461,944	$ 0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Temporary equity, shares outstanding	1,090,718	3,539,809	17,309,719
Temporary Equity, par value, per share (in Dollars per share)	$ 11.03	$ 10.52	$ 10.15
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,712,438	583,743	583,743
Common stock, shares outstanding	2,712,438	583,743	583,743
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	2,371,813	4,500,528	4,500,528
Common stock, shares outstanding	2,371,813	4,500,528	4,500,528